Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 4,067	$ 4,004
Less: Accumulated depreciation	1,637	1,431
Total Property, plant and equipment, net	2,430	2,573
Land and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	43	47
Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	82	83
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,739	3,719
Other
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 203	$ 155
Minimum | Land improvements
Property, Plant and Equipment [Line Items]
Useful life	15 years
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Other
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Land improvements
Property, Plant and Equipment [Line Items]
Useful life	30 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful life	30 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life	30 years
Maximum | Other
Property, Plant and Equipment [Line Items]
Useful life	30 years
Petroleum Segment | Assets Held for Sale
Property, Plant and Equipment [Line Items]
Carrying value of assets held for sale	$ 33